Financial instruments and risk management - Summary of changes in market price relevant to alumina purchase price swaps outstanding (Detail) - Commodity price risk [Member] - Aluminium [Member] - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Effect on net earnings [Member]
Disclosure Of Financial Instruments [Line Items]
Percentage increase in market price change	10.00%
Percentage decrease in market price change	(10.00%)
Decrease in market price change of commodities	$ (102)	$ (203)
Increase in market price change of commodities	$ 35	$ 212
Effect on equity [Member]
Disclosure Of Financial Instruments [Line Items]
Percentage increase in market price change	10.00%
Percentage decrease in market price change	(10.00%)
Decrease in market price change of commodities	$ (101)
Increase in market price change of commodities	$ 103